UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763 Name of Fund: Managed Account Series

Global SmallCap Portfolio High Income Portfolio MidCap Value Opportunities Portfolio US Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account
Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

	Shares
Industry	Held	Common Stocks	Value

Aerospace & Defense - 3.2%	25,700	Curtiss-Wright Corp.	$ 1,071,690
	24,000	DRS Technologies, Inc.	1,288,080
	74,500	Spirit Aerosystems Holdings, Inc. Class A (a)	2,057,690

			4,417,460

Airlines - 0.3%	12,700	Continental Airlines, Inc. Class B (a)	345,567

Biotechnology - 3.8%	24,100	Amylin Pharmaceuticals, Inc. (a)	714,565
	18,900	Cephalon, Inc. (a)	1,240,407
	112,400	Human Genome Sciences, Inc. (a)	627,192
	25,900	ImClone Systems, Inc. (a)	1,125,873
	105,300	PDL BioPharma, Inc. (a)	1,572,129

			5,280,166

Capital Markets - 2.2%	35,600	Invesco Ltd. (b)	969,032
	6,900	Investment Technology Group, Inc. (a)	324,093
	96,200	TD Ameritrade Holding Corp. (a)	1,804,712

			3,097,837

Chemicals - 1.7%	135,000	Hercules, Inc. (e)	2,366,550

Commercial Banks - 1.8%	25,900	The Colonial BancGroup, Inc. (e)	406,630
	38,200	Cullen/Frost Bankers, Inc.	2,079,608

			2,486,238

Commercial Services &	253,700	Allied Waste Industries, Inc. (a)(e)	2,498,945
Supplies - 3.7%	79,900	Cintas Corp.	2,622,318

			5,121,263

Communications Equipment - 2.1%	434,600	Tellabs, Inc. (a)(e)	2,963,972

Containers & Packaging - 1.6%	13,300	Pactiv Corp. (a)	380,513
	197,500	Smurfit-Stone Container Corp. (a)	1,874,275

			2,254,788

Diversified Telecommunication	210	Bell Aliant Regional Communications Income Fund	5,907
Services - 0.0%

Electrical Equipment - 1.2%	33,300	Hubbell, Inc. Class B	1,587,744

Electronic Equipment &	115,700	Ingram Micro, Inc. Class A (a)(e)	2,057,146
Instruments - 2.5%	42,000	Tech Data Corp. (a)	1,443,960

			3,501,106

Energy Equipment & Services - 3.9%	111,700	BJ Services Co.	2,429,475
	16,400	Dresser-Rand Group, Inc. (a)	519,880
	71,800	Rowan Cos., Inc.	2,444,072

			5,393,427

Health Care Equipment & Supplies -	52,100	Edwards Lifesciences Corp. (a)	2,410,667
2.3%	18,700	St. Jude Medical, Inc. (a)	757,537

			3,168,204

Health Care Providers & Services -	48,900	LifePoint Hospitals, Inc. (a)	1,320,300
1.0%

Health Care Technology - 0.6%	74,061	HLTH Corp. (a)	828,743

Hotels, Restaurants &	12,700	Darden Restaurants, Inc.	359,664
Leisure - 0.3%

Household Durables - 1.4%	5,300	KB Home	145,750
	71,800	Newell Rubbermaid, Inc.	1,731,816

			1,877,566

IT Services - 2.3%	205,400	Convergys Corp. (a)	3,185,754

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

	Shares
Industry	Held	Common Stocks	Value

Insurance - 5.0%	168,400	Conseco, Inc. (a)	$ 2,027,536
	106,000	HCC Insurance Holdings, Inc.	2,953,160
	27,000	Reinsurance Group of America, Inc.	1,565,190
	5,900	RenaissanceRe Holdings Ltd.	336,241

			6,882,127

Internet Software & Services - 1.9%	334,600	CNET Networks, Inc. (a)	2,639,994

Life Sciences Tools &	67,400	Affymetrix, Inc. (a)	1,352,044
Services - 1.0%

Machinery - 1.7%	17,700	Dover Corp.	714,372
	54,000	Timken Co.	1,632,420

			2,346,792

Media - 2.1%	181,900	Harte-Hanks, Inc.	2,914,038

Metals & Mining - 1.9%	44,500	Nucor Corp.	2,572,100

Multi-Utilities - 7.6%	89,700	Alliant Energy Corp.	3,309,930
	116,500	OGE Energy Corp.	3,813,045
	74,900	Wisconsin Energy Corp.	3,410,197

			10,533,172

Oil, Gas & Consumable Fuels - 7.4%	79,800	Cabot Oil & Gas Corp. Class A	3,087,462
	60,200	Newfield Exploration Co. (a)	3,002,776
	14,100	Noble Energy, Inc.	1,023,378
	63,000	Plains Exploration & Production Co. (a)	3,064,320

			10,177,936

Paper & Forest Products - 1.3%	27,400	Weyerhaeuser Co.	1,855,528

Personal Products - 2.2%	112,800	Alberto-Culver Co.	3,021,912

Pharmaceuticals - 5.2%	63,800	Endo Pharmaceuticals Holdings, Inc. (a)	1,667,732
	229,600	King Pharmaceuticals, Inc. (a)	2,408,504
	155,000	Medicis Pharmaceutical Corp. Class A	3,148,050

			7,224,286

Real Estate Investment Trusts	8,000	Alexandria Real Estate Equities, Inc.	785,840
(REITs) - 4.2%	42,500	Brandywine Realty Trust (e)	801,125
	11,100	Cousins Properties, Inc.	295,260
	125,100	Dupont Fabros Technology, Inc.	2,155,473
	132,600	FelCor Lodging Trust, Inc.	1,791,426

			5,829,124

Road & Rail - 1.2%	52,500	J.B. Hunt Transport Services, Inc.	1,632,750

Semiconductors & Semiconductor	64,400	Microchip Technology, Inc.	2,055,004
Equipment - 2.4%	177,200	Micron Technology, Inc. (a)	1,245,716

			3,300,720

Software - 4.8%	77,700	Cadence Design Systems, Inc. (a)	788,655
	104,400	Novell, Inc. (a)	663,984
	131,600	Parametric Technology Corp. (a)	2,164,820
	410,600	TIBCO Software, Inc. (a)	3,054,864

			6,672,323

Specialty Retail - 3.5%	46,400	American Eagle Outfitters, Inc.	1,068,592
	156,800	Foot Locker, Inc.	2,146,592
	81,500	The Gap, Inc.	1,558,280

			4,773,464

Textiles, Apparel & Luxury Goods -	70,300	Jones Apparel Group, Inc.	1,181,040
0.9%

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)

	Shares
Industry	Held	Common Stocks	Value

Thrifts & Mortgage Finance - 3.8%	183,800	People's United Financial, Inc.	$ 3,104,382
	169,200	Sovereign Bancorp, Inc.	2,109,924

			5,214,306

Trading Companies & Distributors -	59,200	United Rentals, Inc. (a)	1,080,400
0.8%

		Total Common Stocks
		(Cost - $142,552,784) - 94.8%	130,766,312

		Exchange-Traded Funds

	6,200	KBW Bank ETF	288,610
	13,600	MidCap SPDR Trust Series 1	1,982,744

		Total Exchange-Traded Funds
		(Cost - $2,271,310) - 1.6%	2,271,354

	Face
	Amount	Short-Term Securities

Time Deposits - 0.1%	$ 127,333	Brown Brothers Harriman & Co., 2.53%
		due 2/04/2008	127,333

	Beneficial
	Interest

	2,874,327	BlackRock Liquidity Series, LLC
		Cash Sweep Series, 4.49% (c)(f)	2,874,327
	7,780,700	BlackRock Liquidity Series, LLC
		Money Market Series, 4.16% (c)(d)(f)	7,780,700

		Total Short-Term Securities
		(Cost - $10,782,360) - 7.8%	10,782,360

		Total Investments (Cost - $155,606,454*) - 104.2%	143,820,026
		Liabilities in Excess of Other Assets - (4.2%)	(5,811,886)

		Net Assets - 100.0%	$ 138,008,140

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

(a) Non-income producing security.
(b) Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

Aggregate cost	$ 156,292,729

Gross unrealized appreciation	$ 3,600,016
Gross unrealized depreciation (16,072,719)

Net unrealized depreciation	$ (12,472,703)

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 1,701,920	$ 74,945
BlackRock Liquidity Series, LLC
Money Market Series	$ 7,780,700	$ 16,481

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Security, or a portion of security, is on loan.

(f)	Represents the current yield as of January 31, 2008.

• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 24, 2008